CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue (including revenue from affiliates of $2,205 and $1,086, respectively) (See Note 14)	$ 2,329,714	$ 2,302,259	$ 9,306,950	$ 6,017,212
Operating expenses:
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)	787,361	758,352	3,035,655	1,911,230
Other operating expenses (including charges from affiliates of $106,084 and $18,854, respectively) (See Note 14)	583,023	608,144	2,347,315	1,702,472
Restructuring and other expense	3,587	76,929	152,401	240,395
Depreciation and amortization (including impairments)			2,930,571	1,700,306
Total operating expenses	2,016,676	2,052,149	8,465,942	5,554,403
Operating income	313,038	250,110	841,008	462,809
Other income (expense):
Interest expense (including interest expense to affiliates and related parties of $90,405 and $112,712, respectively) (See Note 14)	(377,258)	(433,294)	(1,603,132)	(1,456,541)
Interest income	3,103	232	1,921	13,811
Gain on investments, net	(252,576)	131,658	237,354	141,896
Loss on derivative contracts, net	168,352	(71,044)	(236,330)	(53,696)
Gain (loss) on interest rate swap contracts	(31,922)	2,342	5,482	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties in 2017) (See Note 14)	(4,705)	0	(600,240)	(127,649)
Other income (expense), net	(11,658)	(2,100)	(13,651)	1,186
Total other income (expense)	(502,690)	(372,206)	(2,208,596)	(1,553,954)
Loss before income taxes	(189,652)	(122,096)	(1,367,588)	(1,091,145)
Income tax benefit	60,703	45,908	2,862,352	259,666
Net income (loss)	(128,949)	(76,188)	1,494,764	(831,479)
Net loss (income) attributable to noncontrolling interests	(2)	(237)	(1,587)	(551)
Net income (loss) attributable to Altice USA, Inc. stockholders	$ (128,951)	$ (76,425)	$ 1,493,177	$ (832,030)
Basic income (loss) per share (in dollars per share)			$ 2.15	$ (1.28)
Basic weighted average common shares (in thousands) (in shares)			696,055,000	649,525,000
Diluted income (loss) per share (in dollars per share)			$ 2.15	$ (1.28)
Diluted weighted average common shares (in thousands) (in shares)			696,055,000	649,525,000
Basic and diluted weighted average common shares outstanding (in shares)	737,069,000	649,525,000
Cash dividends declared per common share (in dollars per share)			$ 1.29	$ 0.69